EQUITY, Capital Stock (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Stock [Abstract]
Number of shares issued (in shares)	94,382,317	94,382,317	94,382,317
Par value per share (in dollars per share)	$ 5	$ 5	$ 5